DEFERRED TAX - Additional Information (Details) - Management’s Performance Projections for 2022 - 2026 - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	$ 27,152	$ 31,508
Trading losses and other allowances not recognized	20,439	20,576
Capital allowances	77,804	93,409
Capital allowance not recognized	31,823	41,554
Ability to utilize capital allowance in recognition of deferred asset	$ 5,782	6,481
Increase In capital allowances		$ 28,000